Loans, financing, debentures and derivative financial instruments - Summary of Loan Maturity (Detail) - Debentures [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 6,035,893
Charges	(77,949) [1]
Mar/2023
Disclosure of detailed information about borrowings [line items]
Debentures	1,725,000
Dec/2023
Disclosure of detailed information about borrowings [line items]
Debentures	660,000
Apr/2024
Disclosure of detailed information about borrowings [line items]
Debentures	469,937
Oct/2024
Disclosure of detailed information about borrowings [line items]
Debentures	282,790
Nov/2024
Disclosure of detailed information about borrowings [line items]
Debentures	90,000
Dec/2025
Disclosure of detailed information about borrowings [line items]
Debentures	303,845
Mar/2028
Disclosure of detailed information about borrowings [line items]
Debentures	526,365
Sep/2028
Disclosure of detailed information about borrowings [line items]
Debentures	1,052,762
Jun/2030
Disclosure of detailed information about borrowings [line items]
Debentures	334,381
Jun/2031
Disclosure of detailed information about borrowings [line items]
Debentures	334,381
Jun/2032
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 334,381

[1]	Includes interest, transaction cost and mark to market.